[CENTERED AT TOP OF PAGE AND PRINTED IN RED INK]
                             SUBJECT TO COMPLETION
                             PRELIMINARY PROSPECTUS
                            DATED SEPTEMBER 15, 1995

                                     [LOGO]

                           JANUS HIGH-YIELD FUND

                         100 Fillmore Street, Suite 300
                             Denver, CO 80206-4923
                                 (800) 525-3713

                                   PROSPECTUS
                              _____________, 1995


Janus  High-Yield Fund (the "Fund") is a no-load,  diversified  mutual fund that seeks to obtain high current income as its primary objective. Capital appreciation is a secondary objective when consistent with the primary objective. The Fund seeks to achieve these objectives by investing primarily in high-yield fixed-income securities. The Fund is recently organized and has a limited operating history.

THE FUND MAY INVEST ALL OF ITS ASSETS IN HIGH-YIELD CORPORATE DEBT SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." THESE SECURITIES ENTAIL GREATER RISKS, INCLUDING A GREATER RISK OF DEFAULT, THAN HIGHER QUALITY SECURITIES. YOU SHOULD CAREFULLY CONSIDER THE GREATER RISKS OF JUNK BONDS BEFORE INVESTING. SEE "TYPES OF INVESTMENTS" ON PAGE 4 AND "ADDITIONAL RISK FACTORS" ON PAGE 7.

THE FUND RESERVES THE RIGHT TO INVEST MORE THAN 15% OF ITS TOTAL ASSETS IN SECURITIES OF UNSEASONED ISSUERS AND SECURITIES WHICH MAY BE CONSIDERED RESTRICTED SECURITIES, INCLUDING RULE 144A SECURITIES.

For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 10.

The Fund is a portfolio of Janus Investment Fund (the "Trust") which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated _______________, 1995 is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.


[PRINTED IN RED INK, VERTICALLY ON LEFT SIDE OF PAGE]
Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                               TABLE OF CONTENTS

                                                                            Page
The Fund At A Glance
 Brief Description of the Fund ............................................    3
Expense Information
 The Fund's annual operating expenses .....................................    3
The Fund In Detail
 The Fund's Investment Objectives and Policies ............................    4
 General Portfolio Policies ...............................................    6
 Additional Risk Factors ..................................................    7
Performance Terms
 An Explanation of Performance Terms ......................................    9
Shareholder's Manual
 Types of Account Ownership ...............................................   10
 How to Open an Account ...................................................   11
 How to Purchase Shares ...................................................   12
 How to Exchange Shares ...................................................   13
 How to Redeem Shares .....................................................   14
 Shareholder Services and Account Policies ................................   16
 JETS(R) ..................................................................   16
 Transactions Through Processing Organizations ............................   16
 Tax Identification Number ................................................   16
 Share Certificates .......................................................   16
 Involuntary Redemption ...................................................   16
 Telephone Transactions ...................................................   16
 Making Changes to Your Acccount ..........................................   17
 Statements and Reports ...................................................   17
Management of the Fund
 Management & Portfolio Manager ...........................................   17
 Management Expenses ......................................................   18
 Portfolio Transactions ...................................................   18
 Other Service Providers ..................................................   18
 Other Information ........................................................   19
Distributions and Taxes
 Distribution Options and Taxes ...........................................   20
Appendix A
 Glossary of Investments and Investment Techniques ........................   21
Appendix B
 Explanation of Rating Categories .........................................   24

THE FUND AT A GLANCE

INVESTMENT OBJECTIVES:

     The primary investment objective of the Fund is to obtain high current income. Capital appreciation is a secondary objective when consistent with the primary objective.

PRIMARY HOLDINGS:

     The Fund is a diversified fund that pursues its objectives primarily through investments in high-yield fixed-income securities. The Fund emphasizes investments in high-yield corporate debt securities ("junk bonds") and may invest all of its assets in such securities.

SHAREHOLDER'S INVESTMENT HORIZON:

     The Fund is designed for long-term aggressive investors who primarily seek high current income with some potential for capital growth, and who are willing to accept greater price movements and credit and other risks associated with investment in high-yield securities.

FUND ADVISER:

     Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages over $28 billion in assets.

FUND MANAGER:

     Ronald V. Speaker

FUND INCEPTION:

     December 1995

EXPENSE INFORMATION

     The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on purchases                     None
Maximum sales load imposed on reinvested dividends          None
Deferred sales charges on redemptions                       None
Redemption fees*                                            None
Exchange Fee                                                None

* There is an $8 service fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES(1)
(expressed as a percentage of average net assets)

Management Fee                       .48%
Other Expenses                       .52%
Total Fund Operating Expenses       1.00%

                                   EXAMPLE(1)

     Assume you invest $1,000, the Fund returns 5% annually and the expense ratio remains as listed above. This example shows the operating expenses that you would indirectly bear as an investor in the Fund.

                                        1 Year   3 Years
                                        ------   -------
                                          $10      $32

     (1) The fees and expenses in the table and example above are based on the estimated fees and expenses that the Fund expects to incur in its initial fiscal year, net of fee waivers from Janus Capital. Without such waivers, the Management Fee, Other Expenses and Total Fund Operating Expenses are estimated to be .75%, .52% and 1.27%, respectively.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

THE FUND IN DETAIL

     This section takes a closer look at the Fund's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a description of certain of the Fund's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

     Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objectives, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objectives or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVES

     The primary investment objective of the Fund is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held by the Fund or from a general lowering of interest rates, or both. The Fund pursues its objectives by investing primarily in high-yield fixed-income securities. The Fund will normally invest at least 65% of its total assets in those securities.

TYPES OF INVESTMENTS

     The Fund may invest in a variety of income-producing securities including corporate bonds and notes, government securities, preferred stock, debt securities that are convertible or exchangeable into equity securities, and debt securities that carry with them the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. The Fund may invest to a lesser degree in common stocks, other equity securities or debt securities that are not currently paying interest.

     The high yields sought by the Fund are expected to result primarily from investments in longer-term, lower quality corporate bonds, commonly referred to as "junk" bonds. The Fund considers lower quality securities to be securities rated below investment grade by established rating agencies or unrated securities of comparable quality. Securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") are below investment grade. Lower quality securities are often considered to be speculative and involve greater risk of default or price changes due to changes in interest rates, economic conditions and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher quality securities of comparable maturity. Additional risks of lower quality securities are described under "Additional Risk Factors" on page 7.

     The Fund may purchase defaulted debt securities if, in the opinion of Janus Capital, it appears likely that the issuer may resume interest payments or other advantageous developments appear likely in the near term. Defaulted debt securities may be illiquid and subject to the Fund's limit on illiquid investments.

     The Fund may invest without limit in foreign securities, including those of corporate and government issuers. The risks of foreign securities are described under "Additional Risk Factors" on page 7.

     The Fund may also invest in mortgage- and asset-backed securities; zero coupon, pay-in-kind and step coupon securities; securities purchased on a when-issued, delayed delivery or forward commitment basis; and indexed/structured securities. The Fund may use futures, options, swaps, forward contracts and other derivatives for hedging purposes or for other purposes, such as enhancing return. See "Additional Risk Factors" on page 7 and Appendix A.

     When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash and similar investments are a residual -- they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities.

     Securities that the Fund may purchase as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements and other instruments. The Fund may also invest in money market funds (including money market funds managed by Janus Capital). When the Fund's investments in cash or similar investments increase, the Fund may not participate in the high-yield security market advances or declines to the same extent that it would if the Fund remained more fully invested in high-yield securities.

     See Appendix A for a further description of the Fund's investments.

     The following questions are designed to help you better understand an investment in the Fund.

WHAT IS MEANT BY "CREDIT QUALITY"?

     Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

HOW IS CREDIT QUALITY MEASURED?

     Ratings published by nationally recognized rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to Appendix B for a description of rating categories.

WHAT IS A HIGH-YIELD SECURITY?

     A high-yield security (also called a "junk" bond) is rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

WHAT RISKS DO HIGH-YIELD SECURITIES PRESENT?

     High-yield securities are often considered to be speculative and involve greater risk of default or price changes due to changes in economic and industry conditions and the issuer's creditworthiness. Their market prices tend to fluctuate more than higher quality securities as a result of changes in these factors.

     The default rate of lower quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. In addition, there may be a smaller market for lower quality securities than for higher quality securities, making lower quality securities more difficult to sell promptly at an acceptable price.

     The junk bond market can experience sudden and sharp price swings and thus, investors in the Fund should be willing to tolerate significant and sudden changes in the Fund's net asset value.

HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

     Another fundamental risk associated with any fund that invests in fixed-income securities (e.g., a bond fund) is the risk that the value of the securities it holds will rise or fall as interest rates change. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. A bond fund's average-weighted maturity and its duration are measures of how the fund will react to interest rate changes. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED MATURITY"?

     The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as the Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average-weighted maturity. This number is calculated by averaging the terms to maturity of bonds held by the Fund with each maturity "weighted" according to the percentage of net assets that it represents.

WHAT IS MEANT BY THE FUND'S "DURATION"?

     A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by a fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

HOW DOES THE FUND MANAGE INTEREST RATE RISK?

     The Fund may vary the average-weighted maturity of its portfolio to reflect its portfolio manager's analysis of interest rate trends and other factors. The Fund's average-weighted maturity will tend to be shorter when its portfolio manager expects interest rates to rise and longer when its portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk. See "Additional Risk Factors" on page 7.

GENERAL PORTFOLIO POLICIES

     The Fund will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

     The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

o    The Fund will invest no more than 25% of its assets in a single issuer.

INDUSTRY CONCENTRATION

     As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

     The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

     To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS

     The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for 144A securities and certain other securities, including commercial paper.

BORROWING AND LENDING

     The Fund may borrow money and lend securities or other assets, as follows:

o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

     The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

JOINT ACCOUNTS

     The Fund has requested exemptive relief from the SEC to permit the Fund and other funds advised by Janus Capital to invest in certain money market instruments through a joint account. Accordingly, the Fund may purchase such instruments through a joint account if such relief is granted.

ADDITIONAL RISK FACTORS

HIGH-YIELD/HIGH-RISK BONDS

     HIGH-YIELD/HIGH-RISK BONDS (OR "JUNK" BONDS) ARE DEBT SECURITIES RATED BELOW INVESTMENT GRADE BY THE PRIMARY RATING AGENCIES (SUCH AS STANDARD & POOR'S AND MOODY'S) OR UNRATED SECURITIES OF EQUIVALENT QUALITY. PLEASE REFER TO APPENDIX B FOR A DESCRIPTION OF BOND RATING CATEGORIES. THE FUND MAY INVEST IN BONDS OF ANY QUALITY, INCLUDING UNRATED SECURITIES.

     The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

     Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

     The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt.

     The market prices of high-yield bonds structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds do not pay interest until maturity. However, the Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Fund may have to sell securities to have sufficient cash to pay the dividends.

FOREIGN SECURITIES

     INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

     Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Fund must buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Fund intends to use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as increasing the Fund's income or otherwise enhancing return. Please refer to Appendix A and the SAI for a more detailed discussion of these instruments.

     The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

     o    the risk that interest rates,  securities  prices and currency markets
          will  not  move  in  the   directions   that  the  portfolio   manager
          anticipates;

     o    imperfect correlation between the price of derivative  instruments and
          movements  in  the  prices  of  the  securities,   interest  rates  or
          currencies being hedged;

     o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

     o inability to close out certain hedged positions to avoid adverse tax consequences;

     o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

     o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

     o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     When the Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

SPECIAL SITUATIONS

     The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

     See Appendix A for risks associated with certain other investments.

PERFORMANCE TERMS

     This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund may measure performance in terms of yield or total return.

     Cumulative Total Return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

     Average Annual Total Return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

     Yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing a Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's net asset value ("NAV") per share at the end of the 30-day period. Yield does not include changes in NAV.

     Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and that Fund continued to have the same yield for the entire year.

     THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN OR YIELD COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SHAREHOLDER'S MANUAL

     This section will help you become familiar with the different types of accounts you can establish with Janus. In addition, the Shareholder's Manual explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

     If you have any questions while reading this prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS

To open a new account                                  $1,000
To open a new retirement account
  or UGMA/UTMA account                                 $  250
To open a new account with an Automatic
  Investment Plan                                      $    0*
To add to any type of account                          $   50*

     *There is a $50 minimum monthly investment. This minimum may be waived for certain accounts that participate in an automatic group billing purchase program or automatic payroll deduction program.

TYPES OF ACCOUNT OWNERSHIP

     If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this prospectus:

     o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

     o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

     o Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

     o Business Accounts. Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

     If you are eligible, you may set up your account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2.

     Investors Fiduciary Trust Company ("IFTC") serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December). In lieu of the annual fee, a special nonrefundable Lifetime IRA(R) Fee of $100 may be paid. This fee covers all retirement plans that are maintained under the same taxpayer identification number as long as they are continuously maintained at Janus.

     The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

     o Individual Retirement Account: An IRA allows individuals under the age of 701/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

     o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

     o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

     o    Section  403(b)(7)  Plan:  Employees of educational  organizations  or
          other  qualifying,   tax-exempt   organizations  may  be  eligible  to
          participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

     Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of following addresses:

Regular Mail                       Express or Certified Mail
------------                       -------------------------
Janus Funds                        Janus Funds
P.O. Box 173375                    100 Fillmore Street, Suite 300
Denver, CO 80217-3375              Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

     Janus Funds offers three Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at any of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

1004 Baltimore Ave., Suite 100
Kansas City, MO 64105

JANUS NO MINIMUM INITIAL INVESTMENT PROGRAM(R)

     If you participate in our popular Automatic Monthly Investment Program ($50 minimum monthly payment), the Fund will waive the minimum initial investment. The Fund reserves the right to close your account if you discontinue the program before your account reaches the required minimum initial investment. Please see "Involuntary Redemption" on page 16. For more detailed information on automatic monthly investing, see "How to Purchase Shares."

HOW TO PURCHASE SHARES

PAYING FOR SHARES

     When you purchase shares, your request will be processed at the next NAV calculated after your order is received and accepted. Please note the following:

     o Cash, credit cards, third party checks and credit card checks will not be accepted.

     o    All purchases must be made in U.S. dollars.

     o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

     o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

     o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

     o    The Fund reserves the right to reject any specific purchase request.

     If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

     ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $50. You may add to your account at any time through any of the following options:

BY MAIL

     Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

     This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you call to make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten business days after the form is received.

BY WIRE

     Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

     Automatic investing is an easy way to systematically add to your account. Janus offers several automatic investment plans to help investors achieve their financial goals as simply and conveniently as possible.

     o    Automatic Monthly Investment Program
          You select the day each month that your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

     o    Payroll Deduction
          If your employer can initiate an automatic payroll deduction, you may have all or a portion of your
          paycheck  invested   directly  into  your  Fund  account.   To  obtain
          information on establishing this option, call 1-800-525-3713.

     o    Systematic Exchange
          With a Systematic Exchange you determine the amount of money ($50 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail                            Express or Certified Mail
------------                            -------------------------
Janus Funds                             Janus Funds
P.O. Box 173375                         100 Fillmore Street, Suite 300
Denver, CO 80217-3375                   Denver, CO 80206-4923

Janus Investor Services 1-800-525-3713  Janus QuotelineSM 1-800-525-0024
To speak to a service representative.   For automated daily quotes on fund
                                        share prices, yields and total returns.

JETS(R) 1-800-525-6125                  Janus Literature Line 1-800-525-8983
For 24-hour access to account and       To request a prospectus, shareholder
fund information.                       reports or marketing materials.

TDD  1-800-525-0056
A telecommunications device for
our hearing and speech-impaired
shareholders.

HOW TO EXCHANGE SHARES

     On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

     To request an exchange in writing, please follow the instructions for written requests on page 14.

BY TELEPHONE

     All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an investor service representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

     As noted above, a Systematic Exchange may be established for as little as $50 a month.

     Please note our exchange policies:

     o Except for Systematic Exchanges, the minimum is $1,000, or the total account value if less than $1,000.

     o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). There is no charge for exchanges.

     o Exchanges between accounts will be accepted only if the registrations are identical.

     o If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

     o Be sure that you read the prospectus for the fund into which you are exchanging.

     o The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Fund.

     o An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

     On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

     IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE MAILING OF THE REDEMPTION CHECK FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund during the 15 day hold period.

IN WRITING

     To request a redemption in writing, please follow the instructions for written requests noted on page 14.

BY TELEPHONE

     Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

     This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

     SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

     o    By Check
          Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

     o    Electronic Transfer
          If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

     o    By Wire
          If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

WRITTEN INSTRUCTIONS

     To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 11 and must include the following information:

     o    the name of the Fund
     o    the account number
     o    the amount of money or number of shares being redeemed
     o    the name(s) on the account
     o    the signature(s) of all registered account owners
     o    your daytime telephone number

o    SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

     o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

     o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

     o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

     o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act must accompany the request.

     o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

     o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

     All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by 4:00 p.m. New York time. NAV per share is calculated by dividing the total value of the Fund's securities, and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

     In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

     o    The redemption exceeds $100,000.

     o You would like the check made payable to anyone other than the shareholder(s) of record.

     o You would like the check mailed to an address which has been changed within 10 days of the redemption request.

     o You would like the check mailed to an address other than the address of record.

     THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

     A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, brokers-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

     If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

     JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(a) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

     You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. A Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAX IDENTIFICATION NUMBER

     On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

     Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION

     If your account balance falls below the $1,000 minimum as a result of a redemption or exchange or if you discontinue the Automatic Monthly Investment Program before your account balance reaches the required minimum, you will be given a 60-day notice to reestablish the minimum balance or activate an Automatic Investment Program. If this requirement is not met, your account may be closed and the proceeds sent to you.

     The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

     You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

     It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

     The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions or other shareholder services upon reasonable notice.

ADDRESS CHANGES

     To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

     To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS

     The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will receive quarterly confirmations. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

     Financial reports for the Fund, which includes a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

MANAGEMENT OF THE FUND

TRUSTEES

     The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

     Janus Capital, 100 Fillmore, Suite 300, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

     Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

     Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas
H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

     Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER

     Ronald V. Speaker is the Executive Vice President and portfolio manager of the Fund, which he has managed since inception. Mr. Speaker joined Janus Capital in 1986 and has managed each of Janus

Intermediate Government Securities Fund, Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund since their inceptions and has managed Janus Flexible Income Fund since December 1991. He holds a Bachelor of Arts in Finance from the University of Colorado and is a Chartered Financial Analyst.

PERSONAL INVESTING

     Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

     The Fund pays Janus Capital a management fee equal, on an annual basis, to .75% of the first $300 million of average daily net assets and .65% of average daily net assets in excess of $300 million. The fee is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. Janus Capital will waive certain fees and expenses to the extent that the Fund's total expenses exceed 1.00% in any fiscal year. This waiver will be continued until at least October 31, 1996.

     The actual management fee paid by the Fund may be higher than the management fee paid by most other mutual funds. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and subcustodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO TRANSACTIONS

     Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

     The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64106

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

     Janus Service  Corporation and Janus  Distributors,  Inc. are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

     The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

     The Trust consists of 19 separate series, including the Fund. The Trust currently offers the other 18 series of the Trust pursuant to separate prospectuses.

SHAREHOLDER MEETINGS

     The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

     The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

     The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS ARE DECLARED DAILY AND PAID AS OF THE LAST BUSINESS DAY OF EACH MONTH. IF A MONTH BEGINS ON A SATURDAY, SUNDAY OR HOLIDAY, DIVIDENDS FOR THOSE DAYS ARE PAID AT THE END OF THE PRECEDING MONTH. CAPITAL GAINS DISTRIBUTIONS (IF ANY) ARE DECLARED AND PAID IN DECEMBER. NOTICES OF DIVIDENDS ARE MAILED AS OF EACH CALENDAR QUARTER END.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV

     Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

     If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

     When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800-525-3713. The Fund offers the following options:

     1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions to purchase additional shares. This option is assigned automatically if no other choice is made.

     2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

     3. Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other to purchase additional shares.

     4. Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

TAXES

     As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon your residence.

TAXES ON DISTRIBUTIONS

     Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

     Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meets these requirements so that any earnings on your investment will not be taxed twice.

APPENDIX A

GLOSSARY OF INVESTMENTS AND INVESTMENT TECHNIQUES

     This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objectives and policies. The Fund is not limited by this discussion and may invest in any other type of instrument permitted by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of these instruments.

I. EQUITY AND DEBT SECURITIES

     Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

     Certificates of Participation ("COPs") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities.

     Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Janus Capital may determine that such securities are liquid under guidelines established by the Trustees.

     Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

     Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

     Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

     High-yield/High-risk bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

     Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

     Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

     Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

     Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors. Janus Capital may determine that such securities are liquid pursuant to procedures adopted by the Trustees.

     Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

     Tender option bonds are generally long-term securities that have been coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

     U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. Such mechanism may increase the volatility of the security's market value.

     Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

     When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future
- i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

     Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

     Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

     Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

     Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

     Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

     Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument.

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

APPENDIX B

EXPLANATION OF RATING CATEGORIES

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

Bond                          Rating Explanation
--------------------------------------------------------------------------------
Investment Grade
----------------
AAA                           Highest rating;  extremely  strong capacity to pay
                              principal and interest.
AA                            High   quality;   very  strong   capacity  to  pay
                              principal and interest.
A                             Strong  capacity to pay  principal  and  interest;
                              somewhat more  susceptible to the adverse  effects
                              of changing circumstances and economic conditions.
BBB                           Adequate  capacity to pay  principal and interest;
                              normally exhibit adequate  protection  parameters,
                              but  adverse   economic   conditions  or  changing
                              circumstances  more  likely to lead to a  weakened
                              capacity to pay  principal  and interest  than for
                              higher rated bonds.
--------------------------------------------------------------------------------
Non-Investment Grade
--------------------

BB, B,

CCC, CC, C                    Predominantly  speculative  with  respect  to  the
                              issuer's  capacity to meet  required  interest and
                              principal   payments.   BB  -  lowest   degree  of
                              speculation;   C   -   the   highest   degree   of
                              speculation.      Quality      and      protective
                              characteristics  outweighed by large uncertainties
                              or major risk exposure to adverse conditions.
D                             In default.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

Investment Grade
----------------

Aaa                           Highest  quality,  smallest  degree of  investment
                              risk.
Aa                            High  quality;   together  with  Aaa  bonds,  they
                              compose the high-grade bond group.
A                             Upper-medium  grade  obligations;  many  favorable
                              investment attributes.
Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
--------------------------------------------------------------------------------
Non-Investment Grade
--------------------

Ba                            More   uncertain,   with   speculative   elements.
                              Protection of interest and principal payments not well safeguarded during good and bad times.
B                             Lack  characteristics  of  desirable   investment;
                              potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                             Lowest-rated;  extremely  poor  prospects  of ever
                              attaining investment standing.
-------------------------------------------------------------------------------

                [CENTERED AT TOP OF PAGE AND PRINTED IN RED INK]
                             SUBJECT TO COMPLETION
                             PRELIMINARY PROSPECTUS
                            DATED SEPTEMBER 15, 1995

                                     [LOGO]
                               JANUS OLYMPUS FUND
                         100 Fillmore Street, Suite 300
                             Denver, CO 80206-4923
                                 (800) 525-3713

                                   PROSPECTUS
                              _____________, 1995


     Janus Olympus Fund (the "Fund") is a no-load, nondiversified mutual fund that seeks long-term growth of capital. The Fund pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies. The Fund is recently organized and has a limited operating history.

     For complete information on how to purchase, exchange and sell shares, please see the Shareholder's Manual beginning on page 9.

     The Fund is a portfolio of Janus Investment Fund (the "Trust") which is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. This Prospectus contains information about the Fund that you should consider before investing. Please read it carefully and keep it for future reference.

     Additional information about the Fund is contained in a Statement of Additional Information ("SAI") filed with the SEC. The SAI dated _________________, 1995, is incorporated by reference into this Prospectus. For a copy of the SAI, write or call the Fund at the address or phone number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.

[PRINTED IN RED INK, VERTICALLY ON LEFT SIDE OF PAGE]
INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                               TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
The Fund At A Glance
 Brief Description of the Fund ............................................    3
Expense Information
 The Fund's annual operating expenses .....................................    3
The Fund In Detail
 The Fund's Investment Objective and Policies .............................    4
 General Portfolio Policies ...............................................    5
 Additional Risk Factors ..................................................    7
Performance Terms
 An Explanation of Performance Terms ......................................    9
Shareholder's Manual
 Types of Account Ownership ...............................................    9
 How to Open an Account ...................................................   10
 How to Purchase Shares ...................................................   11
 How to Exchange Shares ...................................................   12
 How to Redeem Shares .....................................................   13
 Shareholder Services and Account Policies ................................   15
 JETS(R) ..................................................................   15
 Transactions Through Processing Organizations ............................   15
 Tax Identification Number ................................................   15
 Share Certificates .......................................................   15
 Involuntary Redemption ...................................................   15
 Telephone Transactions ...................................................   16
 Making Changes to Your Acccount ..........................................   16
 Statements and Reports ...................................................   16
Management of the Fund
 Management & Portfolio Manager ...........................................   16
 Management Expenses ......................................................   17
 Portfolio Transactions ...................................................   17
 Other Service Providers ..................................................   18
 Other Information ........................................................   18
Distributions and Taxes
 Distribution Options and Taxes ...........................................   19
Appendix A
 Glossary of Investments and Investment Techniques ........................   21

THE FUND AT A GLANCE

INVESTMENT OBJECTIVE:

     The investment objective of the Fund is long-term growth of capital.

PRIMARY HOLDINGS:

     The Fund is a nondiversified fund that pursues its investment objective by investing primarily in common stocks of companies of any size.

SHAREHOLDER'S INVESTMENT HORIZON:

     The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with investments in foreign and domestic common stocks. The Fund is not designed as a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

     Janus Capital Corporation ("Janus Capital") serves as the Fund's investment adviser. Janus Capital has been in the investment advisory business for over 25 years and currently manages over $28 billion in assets.

FUND MANAGER:

     Scott W. Schoelzel

FUND INCEPTION:

     December 1995

EXPENSE INFORMATION

     The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. Shareholder Transaction Expenses are fees charged directly to your individual account when you buy, sell or exchange shares. The table below shows that you pay no such fees. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                None
     Maximum sales load imposed on reinvested dividends     None
     Deferred sales charges on redemptions                  None
     Redemption fees*                                       None
     Exchange Fee                                           None

     * There is an $8 service fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES(1)

(expressed as a percentage of average net assets)

Management Fee                       .82%
Other Expenses                       .40%
Total Fund Operating Expenses       1.22%

                                   EXAMPLE(1)

     Assume you invest $1,000, the Fund returns 5% annually and the expense ratio remains as listed above. This example shows the operating expenses that you would indirectly bear as an investor in the Fund.

                                                           1 Year   3 Years
                                                           ------   -------

     Assume you invest $1,000, the Fund returns             $12       $39
     5% annually and the expense ratio remains as listed above. This example shows the operating expenses that you would indirectly bear as an investor in the Fund.

     (1) The fees and expenses in the table and example above are based on the estimated fees and expenses that the Fund expects to incur in its initial fiscal year.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

THE FUND IN DETAIL

     This section takes a closer look at the Fund's investment objective, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a description of certain of the Fund's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

     Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Fund's investment objective, are not fundamental and may be changed by the Fund's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT OBJECTIVE

     The investment objective of the Fund is long-term growth of capital. It is a nondiversified fund that pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

TYPES OF INVESTMENTS

     The Fund invests substantially all of its assets in common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include corporate bonds and debentures (not to exceed 35% of net assets in high-yield/high-risk bonds); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero-coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may also invest in short-term debt securities and money market funds (including money market funds managed by Janus Capital) as a means of receiving a return on idle cash.

     When the Fund's portfolio manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Fund's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. When the Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

     The Fund may invest without limit in foreign equity and debt securities. The Fund may use options, futures and other types of derivatives for hedging purposes or as a means of enhancing return. See "Additional Risk Factors" on page 7. The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.

     The following questions are designed to help you better understand an investment in the fund.

HOW ARE COMMON STOCKS SELECTED?

     The Fund invests substantially all of its assets in common stocks to the extent its portfolio manager believes that the relevant market environment favors profitable investing in those securities. The portfolio manager takes a "bottom up" approach to building the portfolio. In other words, the manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Fund, securities are selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its primary objective.

ARE THE SAME CRITERIA USED TO SELECT FOREIGN STOCKS?

     Generally, yes. The portfolio manager seeks companies with earnings growth potential, regardless of country of organization or place of principal business activity. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. See "Additional Risk Factors" on page 7.

WHAT IS THE MAIN RISK OF INVESTING IN A COMMON STOCK FUND?

     The fundamental risk associated with any common stock fund is the risk that the value of the stocks it holds might decrease. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. See "Additional Risk Factors" on page 7.

HOW DOES A DIVERSIFIED FUND DIFFER FROM A NONDIVERSIFIED FUND?

     A "nondiversified" fund, such as the Fund, has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund.

HOW DOES THE FUND TRY TO REDUCE RISK?

     The Fund may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk when investing directly in foreign markets. See "Additional Risk Factors" on page 7. In addition, to the extent that the Fund holds a larger cash position, it may not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

     The Fund will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

DIVERSIFICATION

     The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Fund qualifies as a nondiversified fund under the 1940 Act and is subject to the following requirements:

     o As a fundamental policy, the Fund may not own more than 10% of the outstanding voting shares of any issuer.

     o As a fundamental policy, with respect to 50% of its total assets, the Fund will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Fund's holdings of that issuer to amount to more than 5% of the Fund's total assets.

     o The Fund will invest no more than 25% of its assets in a single issuer.

     o The Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested.

INDUSTRY CONCENTRATION

     As a fundamental policy, the Fund will not invest more than 25% of its total assets in any particular industry. This policy does not apply to U.S. government securities.

PORTFOLIO TURNOVER

     The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

     To a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months.

ILLIQUID INVESTMENTS

     The Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital may determine that securities that cannot be sold to the U.S. public but that can be sold to institutional investors (for example, Rule 144A securities) are liquid. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for 144A Securities and certain other securities, including commercial paper.

BORROWING AND LENDING

     The Fund may borrow money and lend securities or other assets, as follows:

     o The Fund may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

     o The Fund may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

     o As a fundamental policy, the Fund may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

     The Fund intends to seek permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

JOINT ACCOUNTS

     The Fund has requested exemptive relief from the SEC to permit the Fund and other funds advised by Janus Capital to invest in certain money market instruments through a joint account. Accordingly, the Fund may purchase such instruments through a joint account if such relief is granted.

ADDITIONAL RISK FACTORS

INVESTMENTS IN SMALLER COMPANIES

     SMALLER OR NEWER COMPANIES MAY SUFFER MORE SIGNIFICANT LOSSES AS WELL AS REALIZE MORE SUBSTANTIAL GROWTH THAN LARGER OR MORE ESTABLISHED ISSUERS.

     The Fund may invest in companies that have relatively small revenues, have a small share of the market for their products or services, or have limited geographic or product markets. Small companies may lack depth of management, they may be unable to generate internally funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small companies held by the Fund may have limited trading markets that may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

SPECIAL SITUATIONS

     The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

FOREIGN SECURITIES

     INVESTMENTS IN FOREIGN SECURITIES, INCLUDING THOSE OF FOREIGN GOVERNMENTS, INVOLVE GREATER RISKS THAN INVESTING IN COMPARABLE DOMESTIC SECURITIES.

     Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

     o Currency Risk. The Fund must buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

     o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

     o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

     o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

     o Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     The Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Fund intends to use derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as increasing the Fund's income or otherwise enhancing return. Please refer to Appendix A and the SAI for a more detailed discussion of these instruments.

     The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

     o    the risk that interest rates,  securities  prices and currency markets
          will  not  move  in  the   directions   that  the  portfolio   manager
          anticipates;

     o    imperfect correlation between the price of derivative  instruments and
          movements  in  the  prices  of  the  securities,   interest  rates  or
          currencies being hedged;

     o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

     o inability to close out certain hedged positions to avoid adverse tax consequences;

     o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

     o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

     o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

     When the Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or certain portfolio securities with its custodian to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

HIGH-YIELD/HIGH-RISK BONDS

     High-yield/high-risk bonds (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (Standard & Poor's and Moody's). The Fund expects that its holdings of lower rated securities, if any, will consist primarily of bonds rated in the highest two tiers of noninvestment grade securities.

     The value of lower rated securities generally is more dependent on the ability of the company to meet interest and principal payments (i.e., credit risk) than is the case for higher rated securities. Conversely, the value of higher rated securities may be more sensitive to interest rate movements than lower rated securities. In addition, companies issuing high-yield securities are more vulnerable to real or perceived economic changes, political changes and other developments adverse to the company, and lower rated securities may have less liquid markets than higher rated securities. Investments in companies issuing high-yield securities are considered to be more speculative than higher quality investments.

     Please refer to the SAI for a description of bond rating categories, including the treatment of unrated securities and securities that have received different ratings from different agencies.

     See Appendix A for risks associated with certain other investments.

PERFORMANCE TERMS

     This section will help you understand various terms that are commonly used to describe the Fund's performance. You may see references to these terms in our newsletters, advertisements and in media articles. Our newsletters and advertisements may include comparisons of the Fund's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Fund generally measures performance in terms of total return.

     Cumulative Total Return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

     Average Annual Total Return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Fund's return and are not the same as actual annual results.

     THE FUND IMPOSES NO SALES OR OTHER CHARGES THAT WOULD AFFECT TOTAL RETURN COMPUTATIONS. FUND PERFORMANCE FIGURES ARE BASED UPON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SHAREHOLDER'S MANUAL

     This section will help you become familiar with the different types of accounts you can establish with Janus. In addition, the Shareholder's Manual explains in detail the wide array of services and features you can establish on your account. These services may be modified or discontinued without shareholder approval.

HOW TO GET IN TOUCH WITH JANUS

     If you have any questions while reading this prospectus, please call one of our Investor Service Representatives at 1-800-525-3713 Monday-Friday: 7:00 a.m.-1:00 a.m., and Saturday-Sunday: 10:00 a.m.-7:00 p.m., New York time.

MINIMUM INVESTMENTS:

To open a new account                                   $1,000
To open a new retirement account
  or UGMA/UTMA account                                  $  250
To open a new account with an Automatic
  Investment Program                                    $    0*
To add to any type of account                           $   50*

     *There is a $50 minimum monthly investment. This minimum may be waived for certain accounts that participate in an automatic group billing purchase program or automatic payroll deduction program.

TYPES OF ACCOUNT OWNERSHIP

     If you are investing for the first time, you will need to establish an account. You can establish the following types of accounts by completing the New Account Application included with this prospectus.

     o Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

     o A Gift or Transfer to Minor (UGMA or UTMA). An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's Social Security number on the application.

     o Trust. An established trust can open a Fund account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

     o Business Accounts. Corporations and partnerships may also open a Fund account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

RETIREMENT ACCOUNTS

     If you are eligible, you may set up an account under a tax-sheltered retirement plan. A retirement plan allows you to shelter your investment income and capital gains from current income taxes. A contribution to these plans may also be tax deductible. Distributions from retirement plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 591/2.

     Investors Fiduciary Trust Company ("IFTC") serves as custodian for the Retirement Plans offered by the Fund. There is an annual $12 fee per account to maintain your retirement account. The maximum annual fee is $24 per taxpayer identification number. You may pay the fee by check or have it automatically deducted from your account (usually in December). In lieu of the annual fee, a special nonrefundable Lifetime IRA(R) Fee of $100 may be paid. This fee covers all retirement plans that are maintained under the same taxpayer identification number as long as they are continuously maintained at Janus.

     The following plans require a special application. For an application and more details about our Retirement Plans, call 1-800-525-3713.

     o Individual Retirement Account ("IRA"): An IRA allows individuals under the age of 701/2 with earned income to contribute up to the lesser of $2,000 or 100% of compensation annually. Please refer to the Janus Funds IRA booklet for complete information regarding IRAs.

     o Simplified Employee Pension Plan ("SEP"): This plan allows small business owners (including sole proprietors) to make tax deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

     o Profit Sharing or Money Purchase Pension Plan: These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

     o    Section  403(b)(7)  Plan:  Employees of educational  organizations  or
          other  qualifying,   tax-exempt   organizations  may  be  eligible  to
          participate in a Section 403(b)(7) Plan.

HOW TO OPEN YOUR JANUS ACCOUNT

     Complete and sign the appropriate application. Please be sure to provide your Social Security or taxpayer identification number on the application. Make your check payable to Janus Funds. Send all items to one of following addresses:

Regular Mail                  Express or Certified Mail
------------                  -------------------------
Janus Funds                   Janus Funds
P.O. Box 173375               100 Fillmore Street, Suite 300
Denver, CO 80217-3375         Denver, CO 80206-4923

INVESTOR SERVICE CENTERS

     Janus Funds offers three Investor Service Centers for those individuals who would like to conduct their investing in person. Our representatives will be happy to assist you at any of the following locations:

100 Fillmore Street, Suite 100
Denver, CO 80206

3773 Cherry Creek North Drive, Suite 101
Denver, CO 80209

1004 Baltimore Ave., Suite 100
Kansas City, MO 64105

JANUS NO MINIMUM INITIAL INVESTMENT PROGRAM(R)

     If you participate in our popular Automatic Monthly Investment Program ($50 minimum monthly payment), the Fund will waive the minimum initial investment. The Fund reserves the right to close your account if you discontinue the program before your account reaches the required minimum initial investment. Please see "Involuntary Redemption" on page 15. For more detailed information on automatic monthly investing, see "How to Purchase Shares."

HOW TO PURCHASE SHARES

PAYING FOR SHARES

     When you purchase shares, your request will be processed at the next net asset value ("NAV") calculated after your order is received and accepted. Please note the following:

     o Cash, credit cards, third party checks and credit card checks will not be accepted.

     o    All purchases must be made in U.S. dollars.

     o    Checks must be drawn on a U.S. bank and made payable to Janus Funds.

     o If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

     o If the Fund is unable to debit your predesignated bank account on the day of purchase, it may make additional attempts or cancel the purchase.

     o    The Fund reserves the right to reject any specific purchase request.

     If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Fund (or its agents) has the authority to redeem shares in your account(s) to cover any such losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

     ONCE YOU HAVE OPENED YOUR JANUS ACCOUNT, THE MINIMUM AMOUNT FOR AN ADDITIONAL INVESTMENT IS $50. You may add to your account at any time through any of the following options:

BY MAIL

     Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously. You may also request a booklet of remittance slips for non-retirement accounts.

BY TELEPHONE

     This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you call to make an additional purchase by telephone, Janus will automatically debit your predesignated bank account for the desired amount. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account. If your account is already established, call 1-800-525-3713 to request the appropriate form. This option will become effective ten days after the form is received.

BY WIRE

     Purchases may also be made by wiring money from your bank account to your Janus account. Call 1-800-525-3713 to receive wiring instructions.

AUTOMATIC INVESTMENT PROGRAMS

     Automatic investing is an easy way to systematically add to your account. Janus offers several automatic investment programs to help investors achieve their financial goals as simply and conveniently as possible.

     o    Automatic Monthly Investment Program
          You select the day each month that your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. To establish this option, complete the "Automatic Investing" section on the application and attach a "voided" check or deposit slip from your bank account. If your Fund account is already established, call 1-800-525-3713 to request the appropriate form.

     o    Payroll Deduction
          If your employer can initiate an automatic payroll deduction, you may have all or a portion of your paycheck invested directly into your Fund account. To obtain information on establishing this option, call 1-800-525-3713.

     o    Systematic Exchange
          With a Systematic Exchange you determine the amount of money ($50 minimum) you would like automatically exchanged from one Janus account to another on any day of the month. For more information on how to establish this option, call 1-800-525-3713.

QUICK ADDRESS AND TELEPHONE REFERENCE

Regular Mail                               Express or Certified Mail
------------                               -------------------------
Janus Funds                                Janus Funds
P.O. Box 173375                            100 Fillmore Street, Suite 300
Denver, CO 80217-3375                      Denver, CO 80206-4923

Janus Investor Services 1-800-525-3713     Janus QuotelineSM 1-800-525-0024
To speak to a service representative.      For automated daily quotes on fund
                                           share prices, yields and total
                                           returns.

JETS(R) 1-800-525-6125                     Janus Literature Line 1-800-525-8983
For 24-hour access to account and          To request a prospectus, shareholder
fund information.                          reports or marketing materials.

TDD   1-800-525-0056
A telecommunications device for our
hearing and speech-impaired shareholders.

HOW TO EXCHANGE SHARES

     On any business day, you may exchange all or a portion of your shares into any other available Janus fund.

IN WRITING

     To request an exchange in writing, please follow the instructions for written requests noted on page 14.

BY TELEPHONE

     All accounts are automatically eligible for the telephone exchange option. To exchange shares by telephone, call an investor service representative at 1-800-525-3713 during normal business hours or call the Janus Electronic Telephone Service (JETS(R)) line at 1-800-525-6125.

BY SYSTEMATIC EXCHANGE

     As noted above, a Systematic Exchange may be established for as little as $50 a month.

     Please note our exchange policies:

     o Except for Systematic Exchanges, the exchange minimum is $1,000, or the total account value if less than $1,000.

     o You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchanges). There is no charge for exchanges.

     o Exchanges between accounts will be accepted only if the registrations are identical.

     o If the shares you are exchanging are held in certificate form, you must return the certificate to the Fund prior to making any exchanges.

     o Be sure to read the prospectus for the fund into which you are exchanging.

     o The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. For example, the Fund may reject exchanges from accounts engaged in excessive trading (including market timing transactions) that are detrimental to the Fund.

     o An exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non-tax deferred account.

HOW TO REDEEM SHARES

     On any business day, you may redeem all or a portion of your shares. If the shares are held in certificate form, the certificate must be returned with or before your redemption request. Your transaction will be processed at the next NAV calculated after your order is received and accepted.

     IF THE SHARES BEING REDEEMED WERE PURCHASED BY CHECK, TELEPHONE OR THROUGH THE AUTOMATIC MONTHLY INVESTMENT PROGRAM, THE FUND MAY DELAY THE MAILING OF THE REDEMPTION CHECK FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund during the 15 day hold period.

IN WRITING

     To request a redemption in writing, please follow the instructions for written requests noted on page 14.

BY TELEPHONE

     Most accounts have the telephone redemption option, unless this option was specifically declined on the application or in writing.

     This option enables you to redeem up to $100,000 daily from your account by simply calling 1-800-525-3713 by 4:00 p.m. New York time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

     SWPs allow you to redeem a specific dollar amount from your account on a regular basis. For more information on SWPs or to request the appropriate form, please call 1-800-525-3713.

PAYMENT OF REDEMPTION PROCEEDS

     o    By Check
          Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

     o    Electronic Transfer
          If you have established this option, your redemption proceeds will be electronically transferred to your predesignated bank account on the second business day after receipt of your redemption request. To establish this option, call 1-800-525-3713. There is no fee for this option.

     o    By Wire
          If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account on the next business day after receipt of your redemption request. There is no limitation on redemptions by wire; however, there is an $8 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-525-3713 to request the appropriate form. Wire redemptions are not available for retirement accounts.

WRITTEN INSTRUCTIONS

     To redeem or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed on page 10 and must include the following information:

     o    the name of the Fund
     o    the account number
     o    the amount of money or number of shares being redeemed
     o    the name(s) on the account
     o    the signature(s) of all registered account owners
     o    your daytime telephone number

o    Signature Requirements Based on Account Type

     o Individual, Joint Tenants, Tenants in Common: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.

     o UGMA or UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

     o Sole Proprietor, General Partner: Written instructions must be signed by an authorized individual in his/her capacity as it appears on the account registration.

     o Corporation, Association: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution authorizing the signer to act, must accompany the request.

     o Trust: Written instructions must be signed by the trustee(s). If the name(s) of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

     o IRA: Written instructions must be signed by the account owner. If you do not want federal income tax withheld from your redemption, you must state that you elect not to have such withholding apply. In addition, your instructions must state whether the distribution is normal (after age 591/2) or premature (before age 591/2) and, if premature, whether any exceptions such as death or disability apply with regard to the 10% additional tax on early distributions.

PRICING OF FUND SHARES

     All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and approved. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open. In order to receive a day's price, your order must be received by 4:00 p.m. New York time. NAV per share is calculated by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

SIGNATURE GUARANTEE

     In addition to the signature requirements, a signature guarantee is also required if any of the following is applicable:

     o    The redemption exceeds $100,000.

     o You would like the check made payable to anyone other than the shareholder(s) of record.

     o You would like the check mailed to an address that has been changed within 10 days of the redemption request.

     o You would like the check mailed to an address other than the address of record.

     THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS. FOR MORE INFORMATION PERTAINING TO SIGNATURE GUARANTEES, PLEASE CALL 1-800-525-3713.

HOW TO OBTAIN A SIGNATURE GUARANTEE

     A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee may not be provided by a notary public.

     If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

JANUS ELECTRONIC TELEPHONE SERVICE (JETS(R))

     JETS, our electronic telephone service line, offers you 24-hour access by TouchTone(a) telephone to obtain your account balance, to confirm your last transaction or dividend posted to your account, to order duplicate account or tax statements, to reorder money market fund checks or to exchange your shares. JETS can be accessed by calling 1-800-525-6125. Calls on JETS are limited to seven minutes.

TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

     You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other qualified plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. The Processing Organization may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. The Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

TAXPAYER IDENTIFICATION NUMBER

     On the application or other appropriate form, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

SHARE CERTIFICATES

     Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Fund. The Fund will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days. Share certificates cannot be issued for retirement accounts. In addition, if the certificate is lost, there may be a replacement charge.

INVOLUNTARY REDEMPTION

     If your account balance falls below the $1,000 minimum as a result of a redemption or exchange or if you discontinue the Automatic Monthly Investment Program before your account balance reaches the required minimum, you will be given a 60-day notice to reestablish the minimum balance or activate an Automatic Monthly Investment Program. If this requirement is not met, your account may be closed and the proceeds sent to you.

     The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Fund.

TELEPHONE TRANSACTIONS

     You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

     It may be difficult to reach the Fund by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions, stopping by a Service Center, or in the case of exchanges, calling the JETS line.

TEMPORARY SUSPENSION OF SERVICES

     The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services upon reasonable notice.

ADDRESS CHANGES

     To change the address on your account, call 1-800-525-3713 or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

REGISTRATION CHANGES

     To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information call 1-800-525-3713.

STATEMENTS AND REPORTS

     The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in our Automatic Monthly Investment Program and invest on a monthly basis, you will have the option of requesting confirmation statements on a monthly or quarterly basis. Statements will be mailed quarterly unless you instruct the Fund otherwise. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

     Financial reports for the Fund, which includes a list of the Fund's portfolio holdings, will be mailed semiannually to all shareholders. To reduce expenses, only one copy of most financial reports will be mailed to all accounts in the same household. Please call 1-800-525-3713 if you would like to receive additional reports.

MANAGEMENT OF THE FUND

TRUSTEES

     The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

     Janus Capital, 100 Fillmore Street, Suite 300, Denver, Colorado 80206-4923, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs.

     Janus Capital has served as investment adviser to certain series of the Trust since 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

     Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

     Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

PORTFOLIO MANAGER

     Scott W. Schoelzel is the Executive Vice President and portfolio manager of the Fund, which he has managed since inception. Mr. Schoelzel is Vice President of Janus Capital, where he has been employed since January 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado. Prior to 1991, he was a general partner of Ivy Lane Investments, Denver, Colorado (a real estate investment partnership). He holds a Bachelor of Arts in Business from Colorado College.

PERSONAL INVESTING

     Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts, subject to Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund or Janus Capital's other advisory clients. See the SAI for more detailed information.

BREAKDOWN OF MANAGEMENT EXPENSES AND EXPENSE LIMITS

     The Fund pays Janus Capital a management fee which is accrued daily and paid monthly. The advisory agreement with the Fund spells out the management fee and other expenses that the Fund must pay. The Fund's management fee schedule (expressed as an annual rate) is set out in the chart below.

Average Daily Net Assets of Fund        Annual Rate Percentage(%)
--------------------------------        -------------------------
First $30 Million                                1.00%
Next $270 Million                                 .75%
Next $200 Million                                 .70%
Over $500 Million                                 .65%

     The actual management fee paid by the Fund may be higher than the management fee paid by most other mutual funds. The Fund incurs expenses not assumed by Janus Capital, including transfer agent and subcustodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Janus Capital will reduce its management fee to the extent that Fund expenses exceed statutory limits imposed by state securities regulators.

PORTFOLIO TRANSACTIONS

     Purchases and sales of securities on behalf of the Fund are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Fund's transactions and recognizing brokerage, research and other services provided to the Fund and to Janus Capital. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. Janus Capital may also consider sales of shares of the Fund as a factor in the selection of broker-dealers. The Fund's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Fund are effected with that broker-dealer, the commissions payable by the Fund are credited against certain Fund operating expenses. The SAI further explains the selection of broker-dealers.

OTHER SERVICE PROVIDERS

     The following parties provide the Fund with administrative and other services.

Domestic Custodian
Investors Fiduciary Trust Company
127 W. 10th Street
Kansas City, Missouri 64106

Foreign Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, Colorado 80206

     Janus Service  Corporation and Janus  Distributors,  Inc. are  wholly-owned
subsidiaries  of  Janus  Capital.   Investors   Fiduciary  Trust  Company  is  a
wholly-owned subsidiary of State Street Bank and Trust Company.

OTHER INFORMATION

ORGANIZATION

     The Trust is a "mutual fund" that was organized as a Massachusetts business trust on February 11, 1986. A mutual fund is an investment vehicle that pools money from numerous investors and invests the money to achieve a specified objective.

     The Trust consists of 19 separate series, including the Fund. The Trust currently offers the other 18 series of the Trust pursuant to separate prospectuses.

SHAREHOLDER MEETINGS

     The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called specifically for the Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Fund only if a matter affects or requires the vote of just the Fund or the Fund's interest in the matter differs from the interest of other portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

SIZE OF THE FUND

     The Fund has no present plans to limit its size. However, the Fund may discontinue sales of its shares if management believes that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

MASTER/FEEDER OPTION

     The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Fund. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of all series of the

Trust created after April 30, 1992, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Fund is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     THE INTERNAL REVENUE CODE REQUIRES THE FUND TO DISTRIBUTE NET INCOME AND ANY NET GAINS REALIZED BY ITS INVESTMENTS ANNUALLY. THE FUND'S INCOME FROM DIVIDENDS AND INTEREST AND ANY NET REALIZED SHORT-TERM CAPITAL GAINS ARE PAID TO SHAREHOLDERS AS DIVIDENDS. NET REALIZED LONG-TERM GAINS ARE PAID TO SHAREHOLDERS AS CAPITAL GAINS DISTRIBUTIONS. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE DECLARED AND PAID IN DECEMBER.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV

     Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations.

"BUYING A DIVIDEND"

     If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

     When you open an account, you must specify on your application how you want to receive your distributions. You may change your distribution option at any time by writing or calling 1-800- 525-3713. The Fund offers the following options:

     1. Reinvestment Option. You may reinvest your income dividends and capital gains distributions to purchase additional shares. This option is assigned automatically if no other choice is made.

     2. Cash Option. You may receive your income dividends and capital gains distributions in cash.

     3. Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other to purchase additional shares.

     4. Redirect Option. You may direct your dividends or capital gains into another Janus fund.

TAXES

     As with any investment, you should consider the tax consequences of investing in the Fund. The following discussion does not apply to tax-deferred retirement accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon your residence.

TAXES ON DISTRIBUTIONS

     Dividends and distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. In certain states, a portion of the dividends and distributions (depending on the source of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year.

TAXATION OF THE FUND

     Dividends, interest and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. Any foreign taxes paid by the Fund will be treated as an expense to the Fund or passed through to shareholders as a foreign tax credit, depending on particular facts and circumstances. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

APPENDIX A

GLOSSARY OF INVESTMENTS AND INVESTMENT TECHNIQUES

     This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other type of instruments permitted by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of these instruments.

I. EQUITY AND DEBT SECURITIES

     Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

     Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Janus Capital may determine that such securities are liquid under guidelines established by the Trustees.

     Common stock represents a share of ownership in a company, and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

     Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

     Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

     High-yield/High-risk bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

     Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

     Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

     Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes.

     Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors. Janus Capital may determine that such securities are liquid pursuant to procedures adopted by the Trustees.

     Standby commitments are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at specified price.

     U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     Warrants are securities, typically issued with preferred stocks or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

     When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future
- i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities are typically sold in this manner.

     Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

     Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

     Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

     Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

     Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.